Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 2,865,200	$ 2,855,948
Financial liabilities
Financial liabilities	2,642,520	2,623,757
Loans and advances to customers	924,854	1,045,814	$ 1,037,987
Customer accounts	1,570,303	1,710,574	$ 1,642,780
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	684,012	529,054
Amounts offset	(256,495)	(201,451)
Net amounts in the balance sheet	427,517	327,603
Financial instruments	(375,487)	(287,558)
Cash collateral	(29,525)	(18,428)
Net amount	22,505	21,617
Amounts not subject to enforceable netting arrangements	30,583	33,439
Financial liabilities	458,100	361,042
Derivatives
Financial liabilities
Gross amounts	419,994	239,597
Amounts offset	(140,987)	(53,378)
Net amounts in the balance sheet	279,007	186,219
Financial instruments	(239,235)	(163,359)
Cash collateral	(29,276)	(18,225)
Net amount	10,496	4,635
Amounts not subject to enforceable netting arrangements	6,757	4,845
Financial liabilities	285,764	191,064
Cash margins pledged	10,918	9,479
Trading liabilities
Financial liabilities
Gross amounts	20,027	13,540
Amounts offset	(236)	(222)
Net amounts in the balance sheet	19,791	13,318
Financial instruments	(19,790)	(13,318)
Cash collateral	0	0
Net amount	1	0
Amounts not subject to enforceable netting arrangements	4	17
Financial liabilities	19,795	13,335
– non-trading liabilities
Financial liabilities
Gross amounts	206,827	235,042
Amounts offset	(102,888)	(136,932)
Net amounts in the balance sheet	103,939	98,110
Financial instruments	(103,296)	(97,816)
Cash collateral	(249)	(203)
Net amount	394	91
Amounts not subject to enforceable netting arrangements	23,808	28,560
Financial liabilities	127,747	126,670
Customer accounts
Financial liabilities
Gross amounts	37,164	40,875
Amounts offset	(12,384)	(10,919)
Net amounts in the balance sheet	24,780	29,956
Financial instruments	(13,166)	(13,065)
Cash collateral	0	0
Net amount	11,614	16,891
Amounts not subject to enforceable netting arrangements	14	17
Financial liabilities	24,794	29,973
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	806,908	646,373
Amounts offset	(256,495)	(201,451)
Net amounts in the balance sheet	550,413	444,922
Financial instruments	(505,077)	(401,410)
Cash collateral	(36,964)	(36,817)
Net amount	8,372	6,695
Amounts not subject to enforceable netting arrangements	29,450	33,353
Financial assets	579,863	478,275
Derivatives
Financial assets
Gross amounts	419,006	244,694
Amounts offset	(140,987)	(53,378)
Net amounts in the balance sheet	278,019	191,316
Financial instruments	(236,373)	(151,304)
Cash collateral	(36,486)	(36,581)
Net amount	5,160	3,431
Amounts not subject to enforceable netting arrangements	6,127	5,566
Financial assets	284,146	196,882
Financial liabilities
Cash margins received	8,357	4,469
Trading assets
Financial assets
Gross amounts	24,372	21,568
Amounts offset	(236)	(222)
Net amounts in the balance sheet	24,136	21,346
Financial instruments	(24,106)	(21,272)
Cash collateral	(29)	(71)
Net amount	1	3
Amounts not subject to enforceable netting arrangements	1,367	1,729
Financial assets	25,503	23,075
– non-trading assets
Financial assets
Gross amounts	335,193	353,066
Amounts offset	(102,888)	(136,932)
Net amounts in the balance sheet	232,305	216,134
Financial instruments	(231,432)	(215,769)
Cash collateral	(449)	(165)
Net amount	424	200
Amounts not subject to enforceable netting arrangements	21,689	25,731
Financial assets	253,994	241,865
Loans and advances to customers
Financial assets
Gross amounts	28,337	27,045
Amounts offset	(12,384)	(10,919)
Net amounts in the balance sheet	15,953	16,126
Financial instruments	(13,166)	(13,065)
Cash collateral	0	0
Net amount	2,787	3,061
Amounts not subject to enforceable netting arrangements	267	327
Financial assets	$ 16,220	$ 16,453